Other Non-Current Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Other Non-Current Asset
Carrying amount for the investments, net of allowance for credit losses	¥ 57,309,555		¥ 28,784,997		$ 7,851,377
Allowance for credit losses	42,902		40,466		5,878
Gross unrecognized holding gain or losses on the investments	0		0
Interest income on time deposits and held-to-maturity debt securities	1,676,942	$ 229,740	336,789	¥ 151,299
Allowance for credit loss	0		0
Equity method investments	0		0
Impairment on investments	0		0	¥ 0
Limited partnership funds
Other Non-Current Asset
Carrying amount for the investments	¥ 1,809,260		¥ 1,922,988		$ 247,868